Fair Value Measurements and Investments - Schedule of Fair Value Assets and Liabilities Using Level 3 Inputs (Details) - Level 3 - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Total Change in fair value of investments, net	Total Change in fair value of investments, net	Total Change in fair value of investments, net
Investments at fair value
Change in fair value of investments, net		$ (5,380)	$ (14,701)	$ 932
Investments at fair value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Total Change in fair value of investments, net
Investments at fair value
Beginning balance	$ 73,353	74,136	94,878	92,554
Change in fair value of investments, net	(5,128)	(5,380)	(14,701)	932
Ending balance	$ 68,225	$ 73,353	$ 74,136	$ 94,878